Financial Instruments - Summary of Changes in Fair Value of Warrants for Preferred Shares (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Fair Value Disclosures [Abstract]
Balance at beginning of year	$ 3,612	$ 872
Changes in fair value of warrants for preferred shares	168	2,740
Issuance of warrants for preferred shares	$ (3,780)
Balance at end of year		$ 3,612